COVID-19 GOVERNMENT SUPPORT LOANS	12 Months Ended
Dec. 31, 2025
Covid-19 Government Support Loans
COVID-19 GOVERNMENT SUPPORT LOANS
23.	COVID-19 GOVERNMENT SUPPORT LOANS

On April 9, 2020, the Canadian government launched the Canada Emergency Business Account (“CEBA”) which is intended to support businesses during COVID19 by providing interest free financing of up to $30,200 (CA$40,000) until December 31, 2023. If 75% of the loan is repaid by December 31, 2023 (extended to January 18, 2024), the loan recipient will be eligible for a loan forgiveness of the remaining 25% of the amount loaned. On April 15, 2020, the Company received a loan in the amount of $30,200 through the CEBA. If the loan has not been repaid by January 18, 2024, the outstanding amount will be automatically extended for an additional two years at 5% interest per annum payable monthly and maturing on December 31, 2025. The Company repaid 75% of the amount borrowed on January 15, 2024. The balance was forgiven, resulting in a gain of $7,298.